CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of FInancial Position) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents | ¥		¥ 3,444		¥ 6,793	¥ 18,878	¥ 19,228
TOTAL CURRENT ASSETS | ¥		7,468		7,468
TOTAL ASSETS | ¥		8,298		7,743	29,748
CURRENT LIABILITIES
Other payables and accrued liabilities | ¥		2,161		1,639
Due to the Shareholder | ¥		7,097		6,973
TOTAL LIABILITIES | ¥		35,852		29,541	45,253
EQUITY
Issued capital | ¥		312,081		312,081
Other capital reserves | ¥		692,518		692,518
Accumulated losses | ¥		(1,028,284)		(1,022,639)
Other comprehensive loss | ¥		(3,869)		(3,758)
TOTAL EQUITY | ¥		(27,554)		(21,798)	¥ (15,505)	¥ 13,195
TOTAL LIABILITIES AND EQUITY | ¥		8,298		7,743
USD [Member]
CURRENT ASSETS
Cash and cash equivalents | $	$ 495		$ 976
TOTAL CURRENT ASSETS | $	1,073
TOTAL ASSETS | $	1,192
CURRENT LIABILITIES
Other payables and accrued liabilities | $	311
Due to the Shareholder | $	1,019
TOTAL LIABILITIES | $	5,149
EQUITY
Issued capital | $	44,819
Other capital reserves | $	99,454
Accumulated losses | $	(147,674)
Other comprehensive loss | $	(556)
TOTAL EQUITY | $	(3,957)
TOTAL LIABILITIES AND EQUITY | $	1,192
Condensed [Member]
NON-CURRENT ASSETS
Investments in subsidiaries | ¥
CURRENT ASSETS
Amounts due from subsidiaries | ¥		15,816		13,925
Cash and cash equivalents | ¥		811		4,122
TOTAL CURRENT ASSETS | ¥		16,627		18,047
TOTAL ASSETS | ¥		16,627		18,047
CURRENT LIABILITIES
Other payables and accrued liabilities | ¥		1,462		943
Due to the Shareholder | ¥		7,097		6,973
TOTAL CURRENT LIABILITIES | ¥		8,559		7,916
TOTAL LIABILITIES | ¥		8,559		7,916
EQUITY
Issued capital | ¥		290,179		290,179
Other capital reserves | ¥		823,581		823,581
Accumulated losses | ¥		(1,095,446)		(1,091,633)
Other comprehensive loss | ¥		(10,246)		(11,996)
TOTAL EQUITY | ¥		8,068		10,131
TOTAL LIABILITIES AND EQUITY | ¥		¥ 16,627		¥ 18,047
Condensed [Member] | USD [Member]
NON-CURRENT ASSETS
Investments in subsidiaries | $
CURRENT ASSETS
Amounts due from subsidiaries | $	2,272
Cash and cash equivalents | $	116
TOTAL CURRENT ASSETS | $	2,388
TOTAL ASSETS | $	2,388
CURRENT LIABILITIES
Other payables and accrued liabilities | $	210
Due to the Shareholder | $	1,019
TOTAL CURRENT LIABILITIES | $	1,229
TOTAL LIABILITIES | $	1,229
EQUITY
Issued capital | $	41,673
Other capital reserves | $	118,276
Accumulated losses | $	(157,319)
Other comprehensive loss | $	(1,471)
TOTAL EQUITY | $	1,159
TOTAL LIABILITIES AND EQUITY | $	$ 2,388